Other investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Non Current Investments [Abstract]
Financial instruments and other financial assets at fair value through other comprehensive income	[1]	$ 1,358.4	$ 162.9
Financial assets at fair value through profit or loss	[1]	11.2	2.3
Other		3.6	4.0
Total		1,373.2	169.2
Current investments
Bank deposits and other financial assets at amortized cost		2,017.4	2,123.1
Financial assets at fair value through profit or loss	[1]	0.7	1.1
Financial instruments at fair value through other comprehensive income	[1]	215.0	20.3
Total current investments		$ 2,233.1	$ 2,144.5
Bank deposits at amortized costs
Current investments
Average interest rate (as a percent)		5.10%	0.60%
Debt securities at fair value through other comprehensive income
Current investments
Average interest rate (as a percent)		3.30%
Weighted average of debt securities		2 years

[1]	See also Note 29(b) in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.